Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
10. Discontinued Operations

The financial statements have been restated to reflect the 2013 discontinued operation of a subsidiary and an operating division. As a result, the Company has classified these entities’ results of operations for December 31, 2012 and 2011 as losses of $1,773, and $339, respectively, as discontinued operations. There was no impact on the results of operations for December 31, 2010.

In 2012, the Company discontinued a subsidiary and certain operating divisions.

In 2011, the Company discontinued an operating division and in 2010 the Company discontinued a subsidiary.

Included in discontinued operations in the Company’s consolidated statements of operations for the years ended December 31 were the following:

	Years Ended December 31,
	2012	2011	2010
Revenue	$16,363	$16,404	$9,166
Impairment charge	—	—	(942)
Operating loss	(8,093)	(3,919)	(5,491)
Other expense	(288)	(244)	(144)
Income tax recovery	—	—	343
Noncontrolling interest expense recovery	1,180	657	407
Net loss from discontinued operations	$(7,201)	$(3,506)	$(4,885)

At December 31, 2012, $2,920 and $1,638 was included in other assets and other current liabilities, respectively, which represent assets held for sale and related liabilities. At December 31, 2011, $4,060 and $1,332 was included in other assets and other current liabilities, respectively, which represent assets held for sale and related liabilities.